Borrowings - Borrowings by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 48,287	¥ 45,504
RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,086	45,296
USD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 8,201	¥ 208